Expense Example, No Redemption - AZL MetWest Total Return Bond Fund - AZL MetWest Total Return Bond Fund	Apr. 30, 2021 USD ($)
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	$ 84
Expense Example, No Redemption, 3 Years	283
Expense Example, No Redemption, 5 Years	500
Expense Example, No Redemption, 10 Years	$ 1,122